Submission	May 11, 2026
Submission [Line Items]
Central Index Key	0001679049
Registrant Name	International Seaways, Inc.
Registration File Number	333-292313
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES